Incorporated herein by reference is a supplement to the prospectus of MFS Blended Research Core Equity Fund, a series of MFS Series Trust XI (File No. 033-68310), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 29, 2014 (SEC Accession No. 0001104659-14-088985).

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